Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2021
Corporate Information
Related Party Transactions and Balances
Note 10	Related Party Transactions and Balances

(i)

On August 7, 2020, the Company purchased 6.8% of the loan currently due by FEL to PXP amounting to $346,202 plus accrued interest of $939. This loan was unsecured, due on December 31, 2021, and bore interest at an annual rate of 3.5% plus LIBOR which is payable on a quarterly basis. On November 10, 2021, the Company sold the FEL loan to PXP at face value plus accrued interest. The proceeds of the sale were used to fund FEC’s $224,400 share of FEL’s pre-drilling costs for two exploratory wells on SC 72 (Note 8) and for working capital. FEL is a related party by virtue of it having the same controlling shareholder as the Company.

	(ii)	During the year ended December 31, 2021, general and administrative expenses included key management personnel compensation totaling $48,000 (2020: $66,000; 2019: 48,000).

	(iii)	During the year ended December 31, 2021, PXP repaid $6,518 advanced by the Company for PXP filing fees related to the Right Offering.